PROVISIONS - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [abstract]
Expected provisions settlement period	40 years
Expense of restructuring activities	€ 3	€ 13	€ 4